CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Income Statement [Abstract]
Revenues		$ 589
Cost of revenues		167
Gross profit		422
Operating expenses:
Research and development expenses	13,793	12,237
Marketing and business development expenses	609	471
General and administrative expenses	3,638	3,593
Total operating expenses	18,040	16,301
Operating loss	(18,040)	(15,879)
Financial and other income, net	155	666
Loss before taxes on income	(17,885)	(15,213)
Taxes on income		20
Net loss	$ (17,885)	$ (15,233)
Basic and diluted net loss per share	$ (0.35)	$ (0.30)
Other comprehensive loss:
Unrealized loss arising during the period on investment in marketable securities		$ (56)
Realized gain arising during the period on investment in marketable securities		(277)
Unrealized gain arising during the period from foreign currency derivative contracts	477	84
Realized gain arising during the period from foreign currency derivative contracts	(158)	(24)
Total comprehensive loss	$ (17,566)	$ (15,506)
Weighted average number of ordinary shares used in computing basic and diluted net loss per share	51,131,538	50,724,004